CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 0	$ 0
Operating Expenses:
General And Administrative	3,882,706	2,003,107
Stock-based Compensation Expense	473,748	273,443
Research And Development	1,198,780	633,050
Loss On Disposal Of Property And Equipment	0	39,434
Asset Impairment Adjustment	0	25,320,555
Total Operating Expenses	5,555,234	28,269,589
Loss From Operations	(5,555,234)	(28,269,589)
Other Income (expense):
Loss On Debt Extinguishment, Net	0	(224,166)
Gain (loss) On Fair Value Adjustment - Derivatives	(60,000)	60,650
Interest Expense	(1,420,063)	(141,512)
Amortization Of Interest - Beneficial Conversion Feature	(835,081)	(1,407,675)
Total Other Expense, Net	(2,315,144)	(1,712,703)
Loss Before Provision For Income Taxes	(7,870,378)	(29,982,292)
Provision For Income Tax	0	0
Net Loss	(7,870,378)	(29,982,292)
Net Loss Attributable To
Noncontrolling Interest	106	120
Net Loss Attributable
To Sobr Safe, Inc.	(7,870,272)	(29,982,172)
Dividends On Convertible Preferred Stock	0	(107,880)
Net Loss Attributable To Common Stockholders	$ (7,870,272)	$ (30,090,052)
Basic And Diluted Loss Per Common Share	$ (0.91)	$ (5.86)
Weighted Average Number Of
Common Shares Outstanding	8,658,616	5,133,069